Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
25.	COMMITMENTS AND CONTINGENCIES

Operating lease agreements

The Group has entered into operating lease arrangements mainly relating to its office premises and computer equipment. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. The terms of the leases do not contain rent escalation or contingent rents. Future minimum lease payments for non-cancelable operating leases as of December 31, 2011 are as follows:

	Office premises	Computer equipment	Total
	(RMB)	(RMB)	(RMB)	(US$)

2012	4,656,953	12,310,520	16,967,473	2,695,860
2013	3,170,626	—	3,170,626	503,762
2014	1,498,958	—	1,498,958	238,160

Total	9,326,537	12,310,520	21,637,057	3,437,782

Total rental expenses were RMB70,216,710, RMB65,034,773 and RMB77,345,611 (US$12,288,980) for the years ended December 31, 2009, 2010 and 2011 respectively.

Commitments

Capital commitments

The Company has a commitment to invest a remaining amount of RMB21,000,000 (US$3,336,564) in Beijing Innovation Works Development Fund and the commitment is due on demand.

Capital commitments for purchases of property and equipment as of December 31, 2011 are approximately RMB3,859,180 (US$613,162). The payments for the commitments for these purchases are expected to be settled within the next twelve months.

Online game licensing fee commitments

The Company has commitments to pay licensing fees to third parties of RMB15,105,360 (US$2,400,000) as of December 31, 2011, which will be paid according to certain specified milestones.

Contingencies

Class actions

Two securities class actions have been filed against the Company. The first was filed on November 26, 2007, entitled Pyramid Holdings, Inc V. Giant Interactive Group Inc. (United States District court, Southern District of New York (07cv10588); and the second was filed on December 20, 2007, entitled Brooks v Giant Interactive Group Inc. (United States District court, Southern District of New York (07cv11423). The actions assert similar allegations and seek similar damages, both alleging claims pursuant to Section 11 and Section 12(a)(2) of the Securities Exchange Act of 1933, on behalf of all persons who purchased Company’s ADSs pursuant to or traceable to the Company’s initial public offering from November 1, 2007, though November 10, 2007. The Company, Merrill Lynch & Co. and UBS Investment Bank are named as defendants. Plaintiffs also request that the action be maintained as class action and request relief in the form of class damages plus interest, attorneys’ fees, experts’ fee and other costs, and a rescinding of the initial public offering.

Specifically, plaintiffs allege that the Company’s Registration Statement and prospectus contained untrue statement of material facts, omitted to state other facts necessary to make the statement made not misleading and were not prepared in accordance with the applicable rules and regulations. Plaintiffs were allegedly harmed when the Company’s stock price declined on November 19, 2007, when the Company announced its third quarter financial results and disclosed that during third quarter 2007, the Company’s average concurrent users (“ACU”) and peak concurrent users (“PCU”) decreased from the second quarter following a rule change made to ZT Online. Plaintiffs claim that the Company did not explain or describe the rule change in the Registration Statement or Prospectus, did not explain or highlight the alleged negative trend in ACU and PCU and did not disclose the supposed negative impact that rule change was having at the time of the initial public offering.

The actions were consolidated by stipulation on January 31, 2008, into Giant Interactive Group Inc. Securities Litigation. On August 5, 2008, the United States District court, Southern District of New York (“Court”) appointed a Lead Plaintiff and its Counsel in the consolidated action. The Lead Plaintiff filed a Consolidated Amended Complaint on October 6, 2008. The Company, Merrill Lynch & Co. and UBS Investment Bank filed motions to dismiss the Consolidated Amended Complaints on November 21, 2008. This motion has been fully briefed and was deemed submitted to the Court for decision as of February 25, 2009. On August 5, 2009, the Court denied the Company’s motion to dismiss the Complaint, because the Court required more facts and evidence prior to making the ruling.

The class action was closed on November 2011 and the final judgment was against the Company. The settlement amounted to US$13,000,000 based on approximately 16.5% of the class’s maximum provable damages, in excess of the average percentage of recovery in many securities class-action lawsuit. Such settlement was fully made by the Company’s insurance carriers to the counterparty before the end of 2011.

Income taxes

As of December 31, 2011, the Group has recognized RMB44,451,522 (US$7,062,636) (2010: RMB14,758,798) of unrecognized tax benefits, which have been classified as current liabilities. The final outcome of these tax uncertainties is dependent upon various matters including tax examinations, changes in regulatory tax laws, interpretation of those tax laws or expiration of status of limitation. However, based on the number of jurisdictions, the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.